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[LETTERHEAD OF MILBANK, TWEED, HADLEY & McCLOY LLP]

December 16, 2005

VIA EDGAR & COURIER

Pamela A. Long
Assistant Director
Division of Corporation Finance
U. S. Securities and Exchange Commission
Washington, DC 20549

  Re:
  Desarrolladora Homex, S.A. de C.V.
  Amendment No. 1 to Registration Statement on Form F-4
  Filed November 25, 2005;
  File No. 333-129100

Dear Ms. Long:

        On behalf of Desarrolladora Homex, S.A. de C.V. ("Homex" or the "Company"), we submit for your review Amendment No. 2 to the Company's Registration Statement on Form F-4 ("Form F-4" or the "Registration Statement") originally filed with the Securities and Exchange Commission (the "SEC" or the "Commission") on October 18, 2005. An electronic copy of Amendment No. 2 to the Form F-4 has been filed concurrently with the Commission through the Commission's electronic data gathering, analysis and retrieval ("EDGAR") system. The enclosed copy of Amendment No. 2 has been marked to show changes made to the Form F-4.

        Set forth below are the Company's responses to the comment letter dated December 9, 2005 (the "Comment Letter") from the staff of the Commission (the "Staff"), related to Amendment No. 1 to Form F-4. This letter is also being filed on EDGAR. Additionally, five copies of this letter are being delivered to you.

        All references in Homex's response to pages and captioned sections are to Amendment No. 1 to the Form F-4 as originally filed. Capitalized terms used in this letter and not otherwise defined herein have the meaning as ascribed to them in Amendment No. 1 to the Form F-4. References to "we", "us" or "our" in the responses set forth below refer in each case to Homex.

        For convenience of reference, we have included the Staff's comments in italics below followed by Homex's response. Homex believes that it has replied to the Staff's comments in the Comment Letter in full. To the extent necessary, we would like to discuss these matters with you, including your view concerning whether an additional amendment to the Form F-4 is required.

General

  1.
  We note the letter stating your reliance on the position taken by the staff in Exxon Capital Holding Corporation (May 13, 1988) and subsequent no-action letters submitted as Exhibit A to your November 23, 2005 correspondence in response to comment 3 of our letter dated October 18, 2005. Please submit a revised letter containing the representations contained in Shearman & Sterling (July 2, 1993) relating to broker-dealer participation in the exchange offer.

  The Company has provided, as Exhibit A to this letter, a revised letter regarding the Company's reliance on the Staff's position in the Exxon Capital line of no-action letters that contains, in the third and fourth paragraphs of the letter, the requested representations.

Prospectus Summary, page 1

  2.
  To the extent additional subsidiaries of the company come into existence and are made guarantors on the exchange notes prior to the effectiveness of this registration statement, we assume you will update the facing page, the signature pages, and financial statements to reflect the additional guarantors. Please note that guarantors added following effectiveness of this Form S-4 will require a new registration statement to be filed to register the additional guarantees.

  The Company acknowledges that to the extent that additional subsidiaries of the Company come into existence and are made guarantors on the exchange notes prior to the effectiveness of this registration statement, the Company will undertake to update the facing page, the signature pages and the financial statements to reflect additional guarantors. The Company acknowledges that, if any guarantors should be added following the effectiveness of this Form F-4, the Company will file a new registration statement to register the additional guarantees.

Risk Factors, page 19
Risk Factors Related to the Notes and the Exchange Offer, page 26
If we default on our obligations to pay our indebtedness....page 27

  3.
  We note your response to comment 11 of our October 18, 2005 letter. Please revise your disclosure to more clearly discuss the applicability of cross-default and acceleration provision of the Indenture under which the exchange notes are to be issued, as well as how invocation of these procedures could result in your bankruptcy or liquidation. Please also revise your discussion of the waiver provisions of your unsecured credit facility to more thoroughly discuss the effect that a default of this or any other indebtedness would have for the holders of the new notes.

  The Company has revised this risk factor to more clearly discuss the applicability of cross-default and acceleration provisions under the Indenture, how the invocation of these procedures could result in the Company's bankruptcy or liquidation and the effect that a default under the Company's unsecured credit facility or any other indebtedness would have for the holders of the new notes. The revised risk factor, marked to show changes to the previous version, is also attached to this letter as Exhibit B.

Exhibits
Exhibits 99.1, Letter of Transmittal

  4.
  We note your response to comment 38 of our October 18, 2005 letter, as well as retention of language on page 4 that cross references a discussion in the prospectus and states that a tendering investor "recognizes that as a result of these conditions. .. Homex may not be required to exchange any of the Old Notes tendered hereby and, in such event, the Old Notes not exchanged will be returned. .. ." This statement may imply that the note holder has read the discussion of the conditions in the prospectus. Please revise the letter of transmittal to refrain from imposing such affirmative representations on tendering note holders.

  We have revised the statement in the Letter of Transmittal by eliminating the portion which imposes the affirmative representation on the tendering note holders of having read the discussion of the conditions to the Exchange Offer in the prospectus.

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        After you have an opportunity to review the foregoing responses, we would like to schedule a call with representatives of the Staff to discuss these comments and respond to any further questions you may have. We will communicate with a member of the SEC Staff to attempt to arrange a call.

Very truly yours,
/s/ MICHAEL L. FITZGERALD Michael L. Fitzgerald
cc:	Gerardo de Nicolas Gutierrez (Homex)
Roberto Carrillo (Homex)
Luis Castaneda (Galaz, Yamazaki, Ruiz Urquiza, S.C., member of Deloitte Touche Tohmatsu)
William Biese (Galaz, Yamazaki, Ruiz Urquiza, S.C., member of Deloitte Touche Tohmatsu)

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Exhibit A

Letterhead of Desarrolladora Homex, S.A. de C.V.

                            December 16, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

        Desarrolladora Homex, S.A. de C.V., a corporation organized under the laws of Mexico (the "Issuer"), has filed a registration statement on Form F-4 (Registration No. 333-129100) (the "Registration Statement"), relating to the registration of $250,000,000 in aggregate principal amount of the Issuer's 7.50% Senior Guaranteed Exchange Notes due 2015 (the "Exchange Notes") under the Securities Act of 1933, as amended (the "Securities Act"). The Registration Statement has been filed with the Securities and Exchange Commission in reliance upon the Staff's position enunciated in Exxon Capital Holdings Corporation (available May 13, 1988), Morgan Stanley & Co. (available June 5, 1991) and Shearman & Sterling (available July 2, 1993). As described in the Registration Statement, the Exchange Notes will be offered in exchange for the Issuer's original 7.50% Senior Guaranteed Notes due 2015 (the "Original Notes") of which $250,000,000 aggregate principal amount is outstanding (the "Exchange Offer"). The Original Notes were issued in a private placement transaction in reliance upon the exemption from registration under the Securities Act provided by Section 4(2) thereof.

        In accordance with the Staff's position enunciated in such no-action letters, the Issuer represents that it has not entered into any arrangement or understanding with any person to distribute the Exchange Notes to be received in the exchange offer and, to the best of the Issuer's information and belief, each person participating in the exchange offer is acquiring the Exchange Notes in the ordinary course of its business and has no arrangement or understanding with any person to participate in the distribution of the Exchange Notes to be received in the exchange offer. In this regard, the Issuer will make each person participating in the exchange offer aware (through the exchange offer prospectus or otherwise) that by using the exchange offer to participate in a distribution of the Exchange Notes to be acquired in the registered exchange offer, such person (i) cannot rely on the Staff's position enunciated in Exxon Capital Holdings Corporation (dated April 13, 1988, available May 13, 1988) or similar no-action letters and (ii) must comply with the registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction. The Issuer acknowledges that such a secondary resale transaction should be covered by an effective registration statement containing the selling security holder information required by Item 507 of Regulation S-K.

        The Issuer further represents that it will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus) that any broker-dealer who holds Original Notes acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Notes in exchange for such Original Notes pursuant to the Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act, which may be the prospectus for the Exchange Offer so long as it contains a plan of distribution with respect to such resale transactions (such plan of distribution need not name the broker-dealer or disclose the amount of Exchange Securities held by the broker-dealer) in connection with any resale of such Exchange Notes.

        The Issuer will also include in the letter of transmittal (or similar documentation to be executed by each person participating in the Exchange Offer) disclosure that, by accepting the Exchange Offer, each holder (including any broker-dealer) of the Original Notes represents to the Company that (a) it is not

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an affiliate of the Company, (b) the Exchange Notes will be acquired in the ordinary course of its business and (c) it is not engaged in, and does not intend to engage in, a distribution of the Exchange Notes to be received in the Exchange Offer. If a broker-dealer holds Original Notes for its own account as a result of market-making activities or other trading activities, such broker-dealer will acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of the Exchange Notes to be received in the Exchange Offer, provided, that the letter of transmittal will also include a statement to the effect that by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an "underwriter" within the meaning of the Securities Act.

        If we can furnish you with any additional information or documents, or if we can respond to any questions you may have, please contact our counsel, Michael L. Fitzgerald of Milbank, Tweed, Hadley & McCloy LLP by phone (212) 530-5224 or by fax (212) 822-5224.

Very truly yours,
DESARROLLADORA HOMEX, S.A. DE C.V.
By:	/s/ ROBERTO CARRILLO Roberto Carrillo Chief Financial Officer

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Exhibit B

        If ~~We~~ we Default on Our Obligations to Pay Our Indebtedness, ~~We~~ we May Not be Able to Make Payments on the New Notes.

        ~~Any default under the agreements governing our indebtedness, including a default under~~ The Indenture governing the New Notes, as well as the terms and conditions of our unsecured credit facility~~, that is not waived by the lender and the remedies sought by the holders of such indebtedness could preclude us from paying principal, premium, and interest on the new notes and substantially decrease the market value of the new notes. If~~ and our other indebtedness, impose restrictions on our operations and activities and require us to comply with financial covenants. If we fail to comply with any of these restrictions or covenants, the trustees or the banks, as appropriate, could cause our debt to become due and payable before maturity. In addition, the Indenture governing the New Notes, as well as the terms and conditions of our unsecured credit facility and our other indebtedness, contain cross default provisions which, in general, have the effect that a default under any one of these instruments will constitute a default under substantially all of our debt instruments. In the event of such a default, and the acceleration of the indebtedness under the Company's debt instruments, it is unlikely that we would be able to repay all of our outstanding indebtedness simultaneously. This default and acceleration could force us into bankruptcy or liquidation.

        Accordingly, if we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness (including covenants in our unsecured credit facility and the Indenture), ~~we could be in default under the terms of the agreements governing such indebtedness, including our unsecured credit facility and the Indenture. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, and we could be forced into bankruptcy or liquidation. In addition, some of our debt instruments, including those governing our unsecured credit facility and our new notes, contain cross-default provisions that provide that, even if we default on only one such debt instrument, all our debt under such instruments would become immediately due and payable. In such event, it is unlikely that we would be able to satisfy our obligations under all of such accelerated indebtedness, including the new notes, simultaneously. If~~ a violation of the cross-default provisions of those agreements could ultimately result in our bankruptcy.

        In addition, if our operating performance declines, we may in the future need to obtain waivers from the lender under our unsecured credit facility to avoid being in default. If we breach our covenants under our unsecured credit facility and seek a waiver, we may not be able to obtain a waiver from the lender thereunder. If such waivers are not obtained, we could be in default under our unsecured credit facility and such default could result in acceleration of amounts due under our unsecured credit facility and in cross-default under our Indenture and our other indebtedness. If this occurs, ~~we would be in default under our unsecured credit facility, the lenders could exercise its rights,~~ as described above, ~~and~~ we could ultimately be forced into bankruptcy ~~or liquidation~~.

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Letterhead of Desarrolladora Homex, S.A. de C.V.